NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2023
Disclosure of noncontrolling interest [Abstract]
NON-CONTROLLING INTEREST

NOTE 26  - NON- CONTROLLING INTEREST

The following table includes information regarding the non-controlling interest of each direct and indirect subsidiary of Grupo Aval at December 31, 2023 and 2022:

December 31, 2023
			Non-controlling		Non-controlling		Dividends paid to non-
		Non-controlling	Interest share of		interest share of		controlling interest in
Entity	Country	Interest	equity		net income		the year
Corporación Financiera Colombiana S.A.	Colombia	59.47%	Ps.	9,835,593	Ps.	1,166,399	Ps.	(555,084)
Banco Bogotá S.A.	Colombia	31.07%		2,395,427		138,297		(256,413)
Banco de Occidente S.A.	Colombia	27.73%		1,296,543		73,902		(61,931)
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.	Colombia	24.24%		689,306		132,805		(128)
Banco Comercial AV Villas S.A.	Colombia	20.13%		328,655		(47,625)		(4,673)
Banco Popular S.A.	Colombia	6.26%		192,220		(25,665)		(37,704)
		Total	Ps.	14,737,744	Ps.	1,438,113	Ps.	(915,933)

December 31, 2022
			Non-controlling		Non-controlling		Dividends paid to non-
		Non-controlling	Interest share of		interest share of		controlling interest in
Entity	Country	Interest	equity		net income		the year
Corporación Financiera Colombiana S.A.	Colombia	59.47%	Ps.	9,347,843	Ps.	1,604,142	Ps.	(427,370)
Banco Bogotá S.A.	Colombia	31.07%		2,602,543		628,214		(121,337)
Banco de Occidente S.A.	Colombia	27.73%		1,234,275		96,441		(44,202)
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.	Colombia	24.24%		603,288		36,527		(3)
Banco Comercial AV Villas S.A.	Colombia	20.13%		349,487		21,765		(16,225)
Banco Popular S.A.	Colombia	6.26%		217,253		(841)		(6,040)
		Total	Ps.	14,354,689	Ps.	2,386,248	Ps.	(615,177)

The following table includes information regarding each direct and indirect subsidiary of Grupo Aval that has significant non-controlling interests to December 31, 2023, and 2022(before eliminations):

December 31, 2023
												Cash Flow from
Entity		Assets		Liabilities		Total Income		Net Income		OCI - Controlling		operating activities
Corporación Financiera Colombiana S.A.	Ps.	57,281,194	Ps.	41,759,075	Ps.	21,924,701	Ps.	1,530,167	Ps.	518,906	Ps.	462,627
Banco Bogotá S.A.		137,474,034		121,705,013		7,426,045		968,934		(470,967)		4,939,701
Banco de Occidente S.A.		68,601,785		62,913,703		3,751,270		479,557		(70,255)		1,527,081
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.		3,571,979		700,357		1,184,591		560,210		(14,502)		189,272
Banco Comercial AV Villas S.A.		18,913,324		17,171,402		1,144,236		(241,004)		34,174		(382,392)
Banco Popular S.A.	Ps.	85,370,710	Ps.	67,656,734	Ps.	39,314,924	Ps.	(184,616)	Ps.	21,218	Ps.	126,336

December 31, 2022
												Cash Flow from
Entity		Assets		Liabilities		Total Income		Net Income		OCI - Controlling		operating activities
Corporación Financiera Colombiana S.A.	Ps.	54,030,318	Ps.	39,158,937	Ps.	13,466,165	Ps.	2,301,398	Ps.	355,507	Ps.	1,607,158
Banco Bogotá S.A.		137,873,838		122,063,279		12,767,867		2,806,268		(586,923)		(3,276,271)
Banco de Occidente S.A.		60,004,409		54,788,335		5,799,384		456,343		(311,542)		(1,676,363)
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.		3,522,732		1,056,580		972,508		155,194		(60,646)		33,365
Banco Comercial AV Villas S.A.		19,648,282		17,801,302		2,062,719		103,774		(102,613)		274,563
Banco Popular S.A.	Ps.	32,667,378	Ps.	29,449,526	Ps.	3,406,454	Ps.	79,994	Ps.	(80,101)	Ps.	(51,186)